Derivative financial instruments - Summary of changes in fair value, hedges used to calculate ineffectiveness (Details) - Fair value hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Change in fair value of hedging instrument used to calculate ineffectiveness	$ (258)	$ (764)
Change in fair value of hedged item used to calculate ineffectiveness	258	737
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	27
Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Change in fair value of hedging instrument used to calculate ineffectiveness	(2,743)	(336)
Change in fair value of hedged item used to calculate ineffectiveness	2,549	286
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 194	$ 50